Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Revenue	$ 56,152	¥ 376,844	¥ 250,266	¥ 158,273
Income (Loss) from operations	8,506	57,084	69,314	48,055
Add: share-based compensation expense		37,491	20,075	15,995
Add: amortization of intangible assets	$ 1,599	10,727	7,120	5,122
Add: impairment of goodwill		0	494	0
Add: settlement of U.S. federal class action lawsuit		1,679
Core commerce
Revenue		323,400	214,020	133,880
Cloud computing
Revenue		24,702	13,390	6,663
Digital media and entertainment
Revenue		24,077	19,564	14,733
Add: impairment of goodwill			494
Innovation initiatives and others
Revenue		4,665	3,292	2,997
Total segments
Revenue		376,844	250,266	158,273
Income (Loss) from operations		71,963	78,617	55,819
Add: share-based compensation expense		30,788	16,589	11,666
Add: amortization of intangible assets		10,491	6,794	4,804
Adjusted EBITA		113,242	102,000	72,289
Total segments | Core commerce
Revenue		323,400	214,020	133,880
Income (Loss) from operations		109,312	102,743	74,180
Add: share-based compensation expense		17,694	8,466	5,994
Add: amortization of intangible assets		9,161	2,891	2,258
Adjusted EBITA		¥ 136,167	¥ 114,100	¥ 82,432
Adjusted EBITA margin	42.00%	42.00%	53.00%	62.00%
Total segments | Cloud computing
Revenue		¥ 24,702	¥ 13,390	¥ 6,663
Income (Loss) from operations		(5,508)	(3,085)	(1,681)
Add: share-based compensation expense		4,332	2,274	1,201
Add: amortization of intangible assets		18	12	4
Adjusted EBITA		¥ (1,158)	¥ (799)	¥ (476)
Adjusted EBITA margin	(5.00%)	(5.00%)	(6.00%)	(7.00%)
Total segments | Digital media and entertainment
Revenue		¥ 24,077	¥ 19,564	¥ 14,733
Income (Loss) from operations		(20,046)	(14,140)	(9,882)
Add: share-based compensation expense		2,988	2,142	1,454
Add: amortization of intangible assets		1,262	3,693	1,886
Adjusted EBITA		¥ (15,796)	¥ (8,305)	¥ (6,542)
Adjusted EBITA margin	(66.00%)	(66.00%)	(42.00%)	(44.00%)
Total segments | Innovation initiatives and others
Revenue		¥ 4,665	¥ 3,292	¥ 2,997
Income (Loss) from operations		(11,795)	(6,901)	(6,798)
Add: share-based compensation expense		5,774	3,707	3,017
Add: amortization of intangible assets		50	198	656
Adjusted EBITA		¥ (5,971)	¥ (2,996)	¥ (3,125)
Adjusted EBITA margin	(128.00%)	(128.00%)	(91.00%)	(104.00%)
Unallocated
Income (Loss) from operations		¥ (14,879)	¥ (9,303)	¥ (7,764)
Add: share-based compensation expense		6,703	3,486	4,329
Add: amortization of intangible assets		236	326	318
Add: impairment of goodwill			494
Add: settlement of U.S. federal class action lawsuit		1,679
Adjusted EBITA		¥ (6,261)	¥ (4,997)	¥ (3,117)